Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000255777 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000255777 | Option
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000255777 | Purchased Option Contract
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215105 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000215105 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000230670 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000236642 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000252108 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000252108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000252108 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000252108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000252108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000252108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000252108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000252108 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000252108 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000265401 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000265401 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000265401 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000265401 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000265401 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000265401 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000265401 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000265401 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000265401 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264122 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264122 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264122 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000264122 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000264122 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000264122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000264122 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000264122 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000264122 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264123 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000264123 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000264123 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000264123 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000264123 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000264123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000264123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000264123 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264123 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000264123 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000264123 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000264124 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000264124 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000264124 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000264124 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000264124 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000264124 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000264124 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000264124 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264124 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000264124 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264124 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255876 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255876 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255876 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000255876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000255876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000255876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255876 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000255876 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000260368 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000223943 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000223943 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000223943 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195439 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000195439 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215207 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.70%